Stock Compensation (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 18, 2022	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total issued and outstanding rate	10.00%
Stock options granted (in Shares)				236,469
Stock price
Risk-free rate
Dividend rate			0.00%
Expected term			5 years
Recognized stock-based compensation (in Dollars)				$ 23,647	$ 0
Unrecognized stock-based compensation (in Dollars)
Black-Scholes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation (in Dollars)				$ 0
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price (in Dollars per share)		$ 1.46	$ 1.46
Stock price			3.95%	3.49%
Risk-free rate			47.33%	51.14%
Expected term				5 years
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price (in Dollars per share)		$ 1.71	$ 1.71
Stock price			4.06%	3.55%
Risk-free rate			49.19%	52.38%
Expected term				5 years 5 months 15 days
Two Thousand Twenty Two Plan [Member] | Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted (in Shares)		0	185,320